Salaries and Social Contribution - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries and Social Contribution
Salaries payable		R$ 15,891	R$ 20,658
Social contribution payable	[1]	30,511	9,532
Provision for vacation pay		15,920	13,213
Provision for profit sharing	[2]	5,880	18,333
Others		921	12
Total		R$ 69,123	61,748
Vasta Platform (Successor)
Salaries and Social Contribution
Salaries payable			20,658	R$ 34,581
Social contribution payable			9,532	9,224
Provision for vacation pay			13,213	17,109
Provision for profit sharing			18,333	23,642
Others			12	1,002
Total			R$ 61,748	R$ 85,558

[1]	Refers to the effect of social contribution over restricted share units compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on monthly basis according to the Company’s share price.
[2]	The provision for profit sharing is based on qualitative and quantitative metrics determined by Management. In 2020 some metrics were reviewed over COVID-19 basis and part of provision was reversed. According to the Company policy, the provision for profit sharing will be paid in the second quarter of 2021.